SUBSEQUENT EVENTS (Details) - Subsequent Event	Apr. 20, 2026 USD ($) item $ / shares shares
SUBSEQUENT EVENTS
Number of membership interests acquired | item	1
Number of shares issued	10,000,000
Warrant shares underlying warrants	15,000,000
Exercise price of warrants | $ / shares	$ 10
Amount of total consideration payable | $	$ 100,000,000